NEWBUILDINGS AND VESSEL PURCHASE DEPOSITS	12 Months Ended
Dec. 31, 2021
Property, Plant and Equipment [Abstract]
Newbuildings and vessel purchase deposits	NEWBUILDINGS AND VESSEL PURCHASE DEPOSITS
During the year ended December 31, 2021, the Company paid total installments of $14.9 million in relation to two dual-fuel 7,000 Car Equivalent Unit ("CEU") newbuilding car carriers, currently under construction. The vessels are expected to be delivered in 2023 and will immediately commence a 10-year period time charter with Volkswagen Group.

During the year ended December 31, 2021, the Company paid total installments of $31.2 million in relation to another two dual-fuel 7,000 CEU newbuilding car carriers, currently under construction. The vessels are expected to be delivered in 2024 and will immediately commence a 10-year period time charter with Kawasaki Kisen Kaisha Ltd. (“K Line”).

Also during the year ended December 31, 2021, the Company paid a deposit of $11.0 million in connection with the acquisition of two Suezmax tankers. The vessels were delivered in January and February 2022 and immediately commenced a 5-year period time charter with Trafigura Maritime Logistics Pte. Ltd (“Trafigura”). (See Note 30: Subsequent Events).

There were no amounts recognized in relation to newbuildings and vessel purchase deposits as of December 31, 2020.